Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Schedule of trade receivables
	December 31
	2021	2020

BARDA (see also Note 18a)	1,085	2,189

Other trade receivables	696	578
Less provision for impairment	(2)	-
	694	578

	1,779	2,767